Debt Covenants - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of debt [line items]
Minimum liquidity covenant	$ 400,000
Cash	881,617	$ 339,010
DIP Credit Agreement [Member] | Avianca Holdings SA [Member]
Disclosure of debt [line items]
Actual cumulative cash burn of loan	140,901
Top of range [member] | DIP Credit Agreement [Member] | Avianca Holdings SA [Member]
Disclosure of debt [line items]
Maximum cumulative cash burn of loan	395,400
Minimum [Member]
Disclosure of debt [line items]
Cash	$ 400,000